28. Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases Tables Abstract
Future minimum payments
	12.31.18	12.31.17
2017	-	-
2018	-	124,503
2019	155,454	124,626
2020	138,048	52,194
2021	102,515	4,597
Total future minimum lease payments	396,017	305,920

Expenses for operating assignments
	12.31.18	12.31.17	12.31.16
Total lease expenses	125,157	126,098	126,193

Future minimum collections
	12.31.18	12.31.17
2017	-	-
2018	-	202,143
2019	173,619	193,812
Total future minimum lease collections	173,619	395,955

Income from operating assignments
	12.31.18	12.31.17	12.31.16
Total lease income	190,370	212,265	199,431